Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [abstract]
Disclosure of classes of share capital [text block]

in 000€, except share data	Total number of ordinary shares	Total share- holders’ capital	Total share- premium
Outstanding at Jauary 1, 2019	52,890,761	3,050	136,637
Capital increase through exercise of warrants	281,752	16	1,252
Equity-settled share-based payments expense	—	—	201
Outstanding at December 31, 2019	53,172,513	3,066	138,090
Capital increase through exercise of warrants	487,840	30	3,082
Capital increase through exercise of convertible bonds	508,904	1,000	—
Equity settled share-based payments expense	—	—	103
Merger with Ailanthus NV	13,428,688	1,862	—
Cancellation treasury shares (Ailanthus NV)	(13,428,688)	(1,862)	—
Outstanding at December 31, 2020	54,169,257	4,096	141,275
Capital increase through exercise of warrants	294,264	22	2,322
Capital increase through public offering	4,600,000	371	90,235
Equity settled share-based payments expense	—	—	41
Outstanding on December 31, 2021	59,063,521	4,489	233,872

Disclosure of reserves within equity [text block]

	As of December 31,
in 000€	2021	2020	2019
Legal reserve	279	279	279
Other reserves	1,987	2,574	(335)
Equity-settled share-based payment expense	72	72	72
Other Comprehensive Income (loss)	(9,087)	(7,796)	(1,394)
Other reserves	(6,749)	(4,871)	(1,378)

Disclosure of analysis of other comprehensive income [text block]

in ‘000€	Currency Translation Differences & Other	Fair value adjustment equity investments	Total OCI attributable to the shareholder
At January 1, 2019	(1,850)	—	(1,850)
Currency translation impact	456	—	456
At December 31, 2019	(1,394)	—	(1,394)
Currency translation impact	(6,025)	—	(6,025)
Fair value adjustment	—	489	489
Acquisition non-controlling interest—OCI	(866)	—	(866)
At December 31, 2020	(8,285)	489	(7,796)
Currency translation impact	2,152	—	2,152
Fair value adjustment	—	(3,443)	(3,443)
At December 31, 2021	(6,133)	(2,954)	(9,087)